APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 16, 2021	Jun. 15, 2021	Dec. 31, 2022
Argentina
Disclosure of reserves within equity [line items]
Percentage of tax withholding for dividend distribution	7.00%	13.00%
Argentina | Argentinian Subsidiaries
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 369
Uruguay
Disclosure of reserves within equity [line items]
Legal proceedings provision			20
Mexico
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 1,004
Colombia | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			10.00%
Percentage of entity's share capital			50.00%
Colombia | Sistemas Colombia S.A.S.
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 755
Peru | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 399
Percentage of entity's profit and loss			10.00%
Percentage of entity's share capital			20.00%
Spain | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			10.00%
Percentage of entity's share capital			20.00%
Spain | Globant España S.A. | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 455